Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 5:-	INVENTORIES

	December 31,
	2018	2017

Raw materials	$5,605	$3,277
Work in progress, net	3,558	3,093
Finished goods	2,081	1,540
	$11,244	$7,910

Write-offs of inventories for the years ended December 31, 2018, 2017 and 2016 amounted to $39, $122 and $144, respectively. The write-offs were due to slow-moving items and excess inventories and were recorded in cost of revenues. As of December 31, 2018, the Company turned part of the slow-moving inventory provision due to sales and disposals of certain items in the amount of $129, which was recorded as income in cost of revenues.